Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interim Period, Costs Not Allocable [Line Items]
Net sales	$ 532,789	$ 454,890	$ 456,332	$ 451,899	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 1,895,910	$ 550,771	$ 437,963
Gross profit	318,430	274,610	290,422	306,750	59,789	16,762	9,880	1,286	1,190,212	87,717	(30,239)
Research and development	(601)	(518)	(581)	(429)	(373)	(1,329)	(933)	(820)	(2,129)	(3,456)	(2,534)
Selling and administrative expenses	15,683	14,234	16,239	15,876	15,389	13,293	12,169	11,656	62,032	52,506	58,515
Other expense (income), net	828	1,502	(974)	2,005	(6,426)	(404)	1,423	3,304	3,361	(2,104)	(4,266)
Related party Tax Receivable Agreement Expense	24,677		61,801
Net income (loss)	$ 229,632	$ 199,466	$ 201,448	$ 223,673	$ 55,628	$ (3,919)	$ (17,383)	$ (26,344)	$ 854,219	$ 7,983	$ (235,843)
Income (Loss) from Continuing Operations, Per Basic Share	$ 790	$ 670	$ 670	$ 740	$ 180	$ (10)	$ (60)	$ (90)	$ 2.87	$ 0.05	$ (0.36)
As Reported
Interim Period, Costs Not Allocable [Line Items]
Net sales	$ 532,789	$ 454,890	$ 456,332	$ 451,899	$ 192,473	$ 137,245	$ 116,314	$ 104,739
Gross profit	318,430	274,610	290,422	306,750	60,598	16,561	9,679	1,085
Research and development	(601)	(518)	(581)	(429)	(159)	(1,338)	(943)	(829)		$ (2,951)	$ (2,399)
Selling and administrative expenses	15,683	14,234	16,239	15,876	12,280	13,322	12,195	11,683		49,479	57,784
Other expense (income), net	828	1,502	(974)	2,005	(1,976)	(643)	1,186	3,067		1,634	(2,188)
Related party Tax Receivable Agreement Expense	24,677		61,801
Net income (loss)	$ 229,632	$ 199,466	$ 201,448	$ 223,673	$ 55,628	$ (3,919)	$ (17,383)	$ (26,344)
Income (Loss) from Continuing Operations, Per Basic Share	$ 790	$ 670	$ 670	$ 740	$ 180	$ (10)	$ (60)	$ (90)
Effect of Accounting Change
Interim Period, Costs Not Allocable [Line Items]
Gross profit					$ (809)	$ 201	$ 201	$ 201
Research and development					(532)	9	10	9		(505)	(135)
Selling and administrative expenses					3,109	(29)	(26)	(27)		3,027	731
Other expense (income), net					$ (4,450)	$ 239	$ 237	$ 237		$ (3,738)	$ (2,078)